Loans and Allowance for Loan Losses (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Financing Receivable, Impaired [Line Items]
Carrying amount of loans pledged as collateral to the Federal Home Loan Bank	$ 411,800,000
Fair value amount of loans pledged as collateral to the Federal Home Loan Bank	405,500,000
Impaired loans individually evaluated for impairment	35,963,000	34,816,000
Impaired loans were evaluated based on the fair value of the loan's collateral	15,600,000	21,800,000
Specific allowance related to impaired loans	1,749,000	4,796,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	28,525,000	18,809,000
Impaired Financing Receivable With No Related Allowance Recorded Investment Percentage	79.00%	54.00%
Contractual interest lost on nonaccrual loans	1,100,000	1,200,000
Interest income on impaired loans continuing to accrue interest	542,000	338,000
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses	1,000,000	2,200,000
Troubled debt restructurings	19,300,000	21,500,000
Troubled debt restructurings, non-accrual status	1,600,000	10,100,000
Troubled debt restructurings, accrual status	17,720,000	11,395,000
Number of contracts modified	4	4
Consumer
Financing Receivable, Impaired [Line Items]
Non-accrual loans that were collectively evaluated for impairment		259,000
Specific allowance related to impaired loans	26,000	16,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	36,000	259,000
Interest income on impaired loans continuing to accrue interest	$ 0	$ 3,000